SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of the weighted average fair value of stock options granted, the total intrinsic value of stock options exercised and the fair value of options vested
The following table summarizes the weighted average grant date fair value of stock options granted per share, the total intrinsic value of stock options exercised and the grant date fair value of stock options that vested during the years ended December 31:

(in thousands, except per share data)	2021	2020

Grant date fair value of stock options that vested	$1,203	$2,730

Summary of the activity of the entity's stock options
The following table summarizes the activity related to our stock options:

	Number of options	Weighted average exercise price	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding as of December 31, 2020	899,914	$32.47	5.63	$—
Forfeited	(212,575)	32.18

Outstanding as of December 31, 2021	687,339	27.99	4.57	—

Exercisable as of December 31, 2021	525,707	28.48	4.63	—

Shares authorized under stock option plans, by exercise price range
The following table summarizes information about stock options outstanding and exercisable as of December 31, 2021:

	Options outstanding			Options exercisable
Exercise price range (1)	Number	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number	Weighted average remaining contractual life (in years)	Weighted average exercise price

$10.01 — $20.00	127,400	3.29	$18.79	123,238	3.29	$18.79
$20.01 — $30.00	415,710	5.13	24.87	326,338	4.95	24.84
$30.01 — $40.00	30,729	4.61	33.10	18,506	4.57	33.40
$60.01 — $70.00	58,500	0.19	60.76	43,875	0.19	60.76
$80.01 — $90.00	25,000	2.60	86.69	6,250	2.60	86.69
$90.01 — $100.00	30,000	2.75	96.87	7,500	2.75	96.87

	687,339			525,707
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(1)    These options contain market-based and performance-based components as described above.

Shares authorized under stock option plans by vesting price range
The following table summarizes the market prices necessary in order for the market-based options to begin to vest:

	Market-based options
Vesting price	Ordinary performance	Extraordinary performance

$50.01 — $60.00	7,756	4,162
$60.01 — $70.00	8,148	6,250
$80.01 — $90.00	—	3,878
$90.01 — $100.00	—	4,075
$170.01 — $180.00	12,500	—
$180.01 — $190.00	—	14,625
Over $190.00	15,000	13,750

Total	43,404	46,740

Weighted average share price	$69.52	$55.89

Restricted shares and restricted share units activity
The following table summarizes the activity related to our restricted shares and restricted share units:

Number of restricted shares and restricted share units

Outstanding as of December 31, 2020	878,521
Granted	368,412
Issued	(246,382)
Forfeited/canceled	(374,913)

Outstanding as of December 31, 2021	625,638

Fair Value of Performance-based Awards
The following assumptions were used to determine the fair values for the performance-based awards that include both a performance condition and a market condition, and fair values for market-based awards as of the grant date for the years ended December 31:

	2021		2020
	Monte Carlo	Binomial	Monte Carlo	Binomial

Risk-free interest rate (%)	0.16	—	2.47	0.09 - 0.27
Expected stock price volatility (%)	39.54	—	17.72	80.36
Expected dividend yield	—	—	—	—
Expected life (in years)	3	—	3	2
Fair value	$10.16	$—	$—	$12.58